Long Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Less: discount and deferred financing costs	$ (15,871)	$ (9,005)	$ (11,128)
Total debt, net of discount and deferred financing costs	584,129	502,107	505,156
Long-Term Debt, Current Maturities, Total	6,000	5,173	5,173
Long-term debt, net current portion	578,129	496,934	499,983
Line of Credit | Secured Debt | Initial Term Facility
Debt Instrument [Line Items]
Long-term debt, gross		200,252	202,284
Line of Credit | Secured Debt | 2024 Term Loan
Debt Instrument [Line Items]
Long-term debt, gross		256,410	259,000
Line of Credit | Secured Debt | Delayed Draw Term Loan
Debt Instrument [Line Items]
Long-term debt, gross		54,450	55,000
Line of Credit | Secured Debt | 2025 Term Loan Facility
Debt Instrument [Line Items]
Long-term debt, gross	600,000	0
Line of Credit | Secured Debt | 2023 Term Loan Facility
Debt Instrument [Line Items]
Long-term debt, gross	0	511,112
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross		0	$ 0
Line of Credit | Revolving Credit Facility | Revolving Facility
Debt Instrument [Line Items]
Long-term debt, gross	0	0
Line of Credit | Revolving Credit Facility | 2023 Revolving Facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	$ 0